Capital Stock (Details 2)	12 Months Ended
	Dec. 31, 2019 shares Customer $ / shares	Dec. 31, 2019 shares Customer $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares	Dec. 31, 2016 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | shares	1,428,408	1,428,408	1,394,642	1,602,127	1,387,000
Options outstanding weighted average exercise price		$ 3.67	$ 3.91	$ 3.58	$ 2.37
Options exercisable, end of period | shares	1,059,308	1,059,308	1,044,892	1,231,127
$0.30
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 0.30
Number outstanding | Customer	185,000	185,000
Weighted average remaining contractual life (in years)	3 years 4 months 6 days
Options outstanding weighted average exercise price	$ 0.30
Options exercisable, end of period | Customer	185,000	185,000
$1.01 - $3.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | Customer	539,433	539,433
Weighted average remaining contractual life (in years)	2 years 3 months 18 days
Options outstanding weighted average exercise price	$ 1.59
Options exercisable, end of period | Customer	539,433	539,433
$1.01 - $3.00 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 1.01
$1.01 - $3.00 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 3.00
$3.01 - $4.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | Customer	29,000	29,000
Weighted average remaining contractual life (in years)	10 months 24 days
Options outstanding weighted average exercise price	$ 3.90
Options exercisable, end of period | Customer	29,000	29,000
$3.01 - $4.00 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 3.01
$3.01 - $4.00 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 4.00
$4.01 - $5.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | Customer	262,000	262,000
Weighted average remaining contractual life (in years)	4 years 5 months 26 days
Options outstanding weighted average exercise price	$ 4.95
Options exercisable, end of period | Customer	52,400	52,400
$4.01 - $5.00 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 4.01
$4.01 - $5.00 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 5.00
$5.01 - $7.30
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | Customer	412,975	412,975
Weighted average remaining contractual life (in years)	2 years 9 months 3 days
Options outstanding weighted average exercise price	$ 7.08
Options exercisable, end of period | Customer	253,475	253,475
$5.01 - $7.30 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 5.01
$5.01 - $7.30 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 7.30
$0.30 - $7.30
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | Customer	1,428,408	1,428,408
Weighted average remaining contractual life (in years)	2 years 11 months 8 days
Options outstanding weighted average exercise price	$ 3.67
Options exercisable, end of period | Customer	1,059,308	1,059,308
$0.30 - $7.30 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 0.30
$0.30 - $7.30 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 7.30